Intangible Assets (Details 1)	Jun. 30, 2017 USD ($)
Intangible Assets [Abstract]
2018 - 9 months remaining	$ 595,800
2019	794,400
2020	183,600
2021	108,000
2022	108,000
Beyond	8,900
Total	$ 1,798,700